Investments	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments
3. Investments
Participants direct the investment of their account balances into a broad range of investment securities offered by the Plan. Refer to Note 1, Description of plan, for additional information. Investment securities are exposed to various risks, such as counterparty credit risk, interest rate, liquidity risk, and market risk. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in value of these investments, it is at least reasonably possible that changes in the values of investment securities may occur in the near term and that such changes could materially affect participant account balances and the amounts reported in the financial statements.
The Plan offers alternatives that may mitigate participant risks, including the opportunity to diversify investments across multiple participant-directed fund elections, including active and passively managed funds covering multiple asset classes. Additionally, the investments within each participant-directed fund election are further diversified into various financial instruments, with the exception of the TC Energy Stock Fund and South Bow Stock Fund, which invests in securities of a single issuer.

The Plan’s exposure to credit loss in the event of nonperformance of investments is limited to the carrying value of such instruments. The Plan’s concentrations of credit risk, interest rate risk, and market risk are dictated by the Plan’s provisions as well as those of ERISA and the participants’ investment preference.
Fair Value Hierarchy
The Plan’s financial assets and liabilities recorded at fair value have been categorized into three levels based on a fair value hierarchy. In Level I, the fair value of assets and liabilities is determined by reference to quoted prices in active markets for identical assets and liabilities. In Level II, determination of the fair value of assets and liabilities includes valuations using inputs, other than quoted prices, for which all significant inputs are observable, directly or indirectly. This category includes fair value determined using valuation techniques, such as option pricing models and extrapolation using observable inputs. In Level III, determination of the fair value of assets and liabilities is based on inputs that are not readily observable and are significant to the overall fair value measurement. There were no Level II or Level III investments or transfers between levels in 2025 and 2024.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Common stock funds:
Valued at the closing price reported on the New York Stock Exchange.
Mutual funds:
Valued at the daily closing price reported by the fund. Mutual funds held by the Plan are open end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Common collective trust:
The common collective trust holds underlying investments whose valuations are based on contract value and other observable market inputs, including fixed income securities and stable value accounts. The fair value of the Plan’s interest in this fund is based on the fund’s daily net asset value (NAV), which is considered to be the best approximation of fair value. The fund’s underlying assets are principally short-term money market funds and fixed income securities. Units held in the common collective trust are valued at the unit value as reported by the investment manager as of December 31, 2025 and 2024. Participants are allowed to redeem units of the common collective trust held by the Plan on a daily basis; however, the Plan is subject to a twelve-month redemption notice period for the Mellon Stable Value Fund. There are no unfunded commitments.
The method described above for common collective trust may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan’s valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
The following tables set forth, by level within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024. As required, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement:

	Fair Value Measurements at December 31, 2025
	Total	Level I	Level II	Level III	Other 1
Mutual funds	$35,920,873	$35,920,873	$—	$—	$—
Common collective trust	140,257	—	—	—	140,257
South Bow common stock	734,705	734,705	—	—	—
TC Energy common stock	518,568	518,568	—	—	—

Total	$37,314,403	$37,174,146	$—	$—	$140,257

	Fair Value Measurements at December 31, 2024
	Total	Level I	Level II	Level III	Other 1
Mutual funds	$29,820,401	$29,820,401	$—	$—	$—
Common collective trust	179,484	—	—	—	179,484
South Bow common stock	425,398	425,398	—	—	—
TC Energy common stock	532,968	532,968	—	—	—

Total	$30,958,251	$30,778,767	$—	$—	$179,484

1	Fair value is measured using net asset value as a practical expedient and is therefore excluded from the fair value hierarchy.